Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 05, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 71,180	$ 74,573	$ 40,166		$ 45,530
Other assets	6,373	7,947
Total assets	1,030,493	1,026,290	954,640	$ 950,000
Liabilities
Subordinated debentures	8,500	8,500
Total liabilities	912,619	916,929
Shareholders’ Equity
Total shareholders’ equity	117,874	109,361	104,528		90,470
Total liabilities and shareholders’ equity	1,030,493	1,026,290
Parent Company [Member]
Cash and cash equivalents	4,032	3,292	$ 2,747		$ 2,233
Investment in subsidiaries	126,059	118,775
Notes receivable – subsidiaries	3,000	3,320
Other assets	93	67
Total assets	133,184	125,454
Liabilities
Notes payable	6,279	7,324
Subordinated debentures	8,500	8,500
Other liabilities	531	269
Total liabilities	15,310	16,093
Shareholders’ Equity
Total shareholders’ equity	117,874	109,361
Total liabilities and shareholders’ equity	$ 133,184	$ 125,454